Goodwill and Other Identifiable Intangible Assets (Schedule Of Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Schedule of Future Amortization Expense
2012	$ 1.5
2013	1.3
2014	1.2
2015	1.2
2016	$ 0.8